Operating segment and geographic data (Tables)	12 Months Ended
Dec. 31, 2015
Operating segment and geographic data
Schedule of revenues by operating segment

	2015
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,492	635	9,127
Low Voltage Products	6,210	337	6,547
Process Automation	6,235	139	6,374
Power Products	8,352	1,198	9,550
Power Systems	6,132	210	6,342
Corporate and Other	60	1,459	1,519
Intersegment elimination	—	(3,978)	(3,978)

Consolidated	35,481	—	35,481

	2014
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	9,296	846	10,142
Low Voltage Products	7,117	415	7,532
Process Automation	7,745	203	7,948
Power Products	8,782	1,551	10,333
Power Systems	6,686	334	7,020
Corporate and Other	204	1,592	1,796
Intersegment elimination	—	(4,941)	(4,941)

Consolidated	39,830	—	39,830

	2013
($ in millions)	Third-party revenues	Intersegment revenues	Total revenues
Discrete Automation and Motion	8,909	1,006	9,915
Low Voltage Products	7,338	391	7,729
Process Automation	8,287	210	8,497
Power Products	9,096	1,936	11,032
Power Systems	8,025	350	8,375
Corporate and Other	193	1,583	1,776
Intersegment elimination	—	(5,476)	(5,476)

Consolidated	41,848	—	41,848

Schedule of segment profit by operating segment

($ in millions)	2015	2014	2013
Operational EBITA:
Discrete Automation and Motion	1,271	1,589	1,622
Low Voltage Products	1,096	1,241	1,265
Process Automation	755	958	1,022
Power Products	1,178	1,319	1,435
Power Systems	274	(96)	326
Corporate and Other and Intersegment elimination	(405)	(536)	(523)

Consolidated Operational EBITA	4,169	4,475	5,147
Acquisition-related amortization	(310)	(380)	(390)
Restructuring and restructuring-related expenses(1)	(674)	(235)	(252)
Gains and losses on sale of businesses, acquisition-related expenses and certain non-operational items	(120)	482	(181)
Foreign exchange/commodity timing differences in income from operations:
Unrealized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	67	(223)	60
Realized gains and losses on derivatives where the underlying hedged transaction has not yet been realized	(68)	(42)	14
Unrealized foreign exchange movements on receivables/payables (and related assets/liabilities)	(15)	101	(11)

Income from operations	3,049	4,178	4,387
Interest and dividend income	77	80	69
Interest and other finance expense	(286)	(362)	(390)

Income from continuing operations before taxes	2,840	3,896	4,066

(1)	Amounts also include the incremental implementation costs in relation to the White Collar Productivity program.

Schedule of depreciation and amortization, capital expenditure and total assets after intersegment eliminations

	Depreciation and amortization			Capital expenditure(1)			Total assets(1) at December 31,
($ in millions)	2015	2014	2013	2015	2014	2013	2015	2014	2013
Discrete Automation and Motion	295	309	285	145	192	214	9,452	10,123	10,931
Low Voltage Products	271	301	323	166	184	204	7,481	7,978	9,389
Process Automation	75	88	87	52	49	68	3,851	4,268	4,537
Power Products	191	217	223	164	220	252	6,869	7,396	7,669
Power Systems	138	175	183	75	92	101	6,120	6,855	7,905
Corporate and Other	190	215	217	274	289	267	7,583	8,232	7,601

Consolidated	1,160	1,305	1,318	876	1,026	1,106	41,356	44,852	48,032

(1)	Capital expenditure and Total assets are after intersegment eliminations and therefore reflect third-party activities only.

Schedule of geographic information for revenues and long-lived assets

	Revenues			Long-lived assets at December 31,
($ in millions)	2015	2014	2013	2015	2014
Europe	11,602	13,745	14,450	3,253	3,460
The Americas	10,554	11,490	12,133	1,113	1,215
Asia, Middle East and Africa	13,325	14,595	15,265	910	977

Total	35,481	39,830	41,848	5,276	5,652